Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Useful Lives

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:

Useful life
Commercial property (hotel unit)	20 years
Bakery production equipment	5-8 years
Office equipment and furniture	3-5 years
Automobiles	5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	For the Six Months Ended June 30,		For the Year Ended December 31,
	2026	2025	2025
Period/Year-end spot rate	US$1=RMB6.7925	US$1=RMB7.1672	US$1=RMB6.9956
Average rate	US$1=RMB6.8661	US$1=RMB7.2524	US$1=RMB7.1876